June 13, 2019

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934 for the Perkins Discovery Fund (the “Fund”), a portfolio series of the Trust.

The Trust is filing the preliminary proxy statement to solicit shareholder votes on changes to the fundamental policies, and to consider the approval of a new investment advisory agreement for the Fund.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@practus.com.

Regards,

/s/ John H. Lively

On behalf of Practus, LLP